OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Finite-Lived Intangible Assets, Net [Abstract]
Schedule Of Other Intangible Assets
a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2012	2013

Original amounts:

Customer relationship	$9,335	$9,929
Technology	5,842	6,151

	15,177	16,080

Accumulated amortization:

Customer relationship	2,058	3,418
Technology	1,401	2,352

	3,459	5,770

Other intangible assets, net	$11,718	$10,310

Schedule Of Other Intangible Assets Future Amortization Expense
c.	Estimated amortization expense for future periods:

For the year ended December 31,

2014	$2,260
2015	2,123
2016	1,768
2017	1,636
2018	1,245
2019 and thereafter	1,278

$10,310